Description of Business - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Net loss	$ 8,879	$ 19,222
Net cash used in operating activities	$ 23,690	$ 14,732